Leases (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Leases [Line Items]
Operating lease expenses	$ 316,336	¥ 2,146,370	¥ 2,353,117	¥ 2,335,152
Short term operating lease expense	$ 39,711	¥ 269,444	¥ 255,335	¥ 235,815
Non-Cancelable Operating Leases [Member]
Leases [Line Items]
Operating leases of remaining lease term	60 months	60 months	12 months